Schedule of Investments (unaudited) December 31, 2020	iShares® U.S. Telecommunications ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Alternative Carriers — 10.9%
Anterix Inc.(a)(b)	16,499	$620,362
CenturyLink Inc.	1,385,176	13,505,466
Globalstar Inc.(a)(b)	876,755	296,869
Iridium Communications Inc.(a)(b)	164,583	6,472,227
Liberty Global PLC, Class A(a)	198,430	4,805,975
Liberty Global PLC, Class C, NVS(a)	507,811	12,009,730
Liberty Latin America Ltd., Class A(a)	68,841	766,200
Liberty Latin America Ltd., Class C, NVS(a)	213,482	2,367,515
ORBCOMM Inc.(a)	109,944	815,785
Vonage Holdings Corp.(a)	327,542	4,217,103

		45,877,232

Communications Equipment — 33.3%
Acacia Communications Inc.(a)	53,945	3,935,827
ADTRAN Inc.	67,483	996,724
Applied Optoelectronics Inc.(a)(b)	30,197	256,977
Arista Networks Inc.(a)(b)	71,580	20,799,001
CalAmp Corp.(a)	49,253	488,590
Ciena Corp.(a)(b)	216,492	11,441,602
Cisco Systems Inc.	444,588	19,895,313
CommScope Holding Co. Inc.(a)	278,745	3,735,183
Comtech Telecommunications Corp.	35,156	727,378
EchoStar Corp., Class A(a)(b)	70,846	1,501,227
Extreme Networks Inc.(a)	172,616	1,189,324
F5 Networks Inc.(a)	86,418	15,204,383
Harmonic Inc.(a)(b)	137,687	1,017,507
Inseego Corp.(a)(b)	90,153	1,394,667
Juniper Networks Inc.	462,581	10,412,698
Lumentum Holdings Inc.(a)	105,933	10,042,449
Motorola Solutions Inc.	114,922	19,543,635
NETGEAR Inc.(a)(b)	42,514	1,727,344
NetScout Systems Inc.(a)(b)	103,258	2,831,334
Plantronics Inc.	52,709	1,424,724
Ribbon Communications Inc.(a)	165,429	1,085,214
Ubiquiti Inc.	10,574	2,944,965
ViaSat Inc.(a)(b)	90,034	2,939,610
Viavi Solutions Inc.(a)(b)	321,309	4,811,602

		140,347,278

Consumer Electronics — 4.7%
Garmin Ltd.	166,346	19,904,962

Security	Shares	Value

Integrated Telecommunication Services — 44.6%
AT&T Inc.	3,157,580	$90,812,001
ATN International Inc.	15,418	643,856
Cincinnati Bell Inc.(a)(b)	68,891	1,052,654
Consolidated Communications Holdings Inc.(a)	102,940	503,377
Verizon Communications Inc.	1,616,295	94,957,331

		187,969,219

Wireless Telecommunication Services — 6.4%
Shenandoah Telecommunications Co.	69,959	3,025,727
Spok Holdings Inc.	24,884	276,959
T-Mobile U.S. Inc.(a)	151,541	20,435,304
Telephone and Data Systems Inc.	139,723	2,594,656
U.S. Cellular Corp.(a)	20,997	644,398

		26,977,044

Total Common Stocks — 99.9% (Cost: $433,631,914)		421,075,735

Short-Term Investments

Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(c)(d)(e)	11,769,621	11,776,682
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	610,000	610,000

		12,386,682

Total Short -Term Investments — 2.9% (Cost: $12,381,722)		12,386,682

Total Investments in Securities — 102.8% (Cost: $446,013,636)		433,462,417

Other Assets, Less Liabilities — (2.8)%		(11,879,204)

Net Assets — 100.0%		$421,583,213

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® U.S. Telecommunications ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$25,707,632	$—		$(13,944,861	)(a)	$14,480	$(569)	$11,776,682	11,769,621	$70,979	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	450,000	160,000	(a)	—		—	—	610,000	610,000	381		—

						$14,480	$(569)	$12,386,682		$71,360		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	2	03/19/21	$177	$1,571
S&P MidCap 400 E-Mini Index	1	03/19/21	230	6,797

				$8,368

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$421,075,735	$—	$—	$421,075,735
Money Market Funds	12,386,682	—	—	12,386,682

	$433,462,417	$—	$—	$433,462,417

Derivative financial instruments(a)
Assets
Futures Contracts	$8,368	$—	$—	$8,368

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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